Long-Term Debt, net (Tables)	6 Months Ended
Jun. 30, 2020
Long-Term Debt, net
Schedule of long-term debt, net

Long-term debt, net consisted of the following (in thousands):

	Balance as of	Balance as of
Credit Facility	June 30, 2020	December 31, 2019
The Royal Bank of Scotland $475.5 mil. Facility	$449,692	$458,604
HSH Nordbank AG - Aegean Baltic Bank - Piraeus Bank $382.5 mil. Facility	362,986	372,340
Citibank $114 mil. Facility	68,587	74,402
Credit Suisse $171.8 mil. Facility	109,695	115,759
Citibank – Eurobank $37.6 mil. Facility	22,499	27,455
Club Facility $206.2 mil.	135,761	143,389
Sinosure Cexim - Citibank - ABN Amro $203.4 mil. Facility	30,510	40,680
Citibank $123.9 mil. Facility	86,947	88,793
Citibank $120 mil. Facility	96,614	100,245
Macquarie Bank $24 mil. Facility	24,000	—
Fair value of debt	(17,136)	(19,994)
Comprehensive Financing Plan exit fees accrued	22,397	22,139
Total long-term debt	$1,392,552	$1,423,812
Less: Deferred finance costs, net	(29,215)	(33,476)
Less: Current portion	(123,084)	(119,673)
Total long-term debt net of current portion and deferred finance cost	$1,240,253	$1,270,663

Schedule of debt maturities of long-term debt

The scheduled debt maturities of total long-term debt subsequent to June 30, 2020 are as follows (in thousands):

	Fixed principal			Total
Payments due by period ended	repayments		Final payments	principal payments
June 30, 2021	$123,084		—	$123,084
June 30, 2022	109,477		—	109,477
June 30, 2023	87,422		—	87,422
June 30, 2024	38,079	*	$1,017,179	1,055,258
June 30, 2025	1,650		10,400	12,050
Total long-term debt	$359,712		$1,027,579	$1,387,291

*     The final payments include the unamortized remaining principal debt balances under the 2018 Credit Facilities, as such amount will be determinable following the fixed amortization. As mentioned above, the Company is also subject to quarterly variable principal amortization based on actual free cash flows, which are included under “Final payments” in this table.